Income Taxes - Significant Components of Temporary Differences, Unused Tax Credits and Unused Tax Losses (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Non-capital losses available for future periods [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences	$ 100,434,000	$ 42,080,000
Expiry Date	2031 to 2039	2031 to 2039
Net capital losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences	$ 355,000	$ 355,000
Expiry Date	No expiry	No expiry
Share issuance costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences	$ 3,069,000	$ 4,288,000
Expiry Date	0
Convertible debt [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences	$ 0	4,146,000
Expiry Date	0
Equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences	$ 987,000	894,000
Expiry Date	0
Donations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences	$ 48,000	$ 894,000
Expiry Date	2025